ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Blue Hat Interactive Entertainment Technology (“Blue Hat Cayman” or the “Company”) is a holding company incorporated on June 13, 2018, under the laws of the Cayman Islands. The Company has no substantive operations other than holding all of the outstanding share capital of Brilliant Hat Limited (“Blue Hat BVI”) established under the laws of the British Virgin Islands on June 26, 2018.

Blue Hat BVI is also a holding company holding all of the outstanding equity of Blue Hat Interactive Entertainment Technology Limited (“Blue Hat HK”) which was established in Hong Kong on June 26, 2018. Blue Hat HK is also a holding company holding all of the outstanding equity of Xiamen Duwei Consulting Management Co., Ltd. (“Blue Hat WFOE”) which was established on July 26, 2018 under the laws of the People’s Republic of China (“PRC” or “China”) and Fujian Blue Hat Group Co., Ltd (“Blue Hat Group”) which was established on August 23, 2021 under the laws of the PRC.

The Company, through its variable interest entity (“VIE”), Fujian Blue Hat Interactive Entertainment Technology Ltd. (“Blue Hat Fujian”), a PRC company, and through its wholly owned subsidiaries, including Hunan Engaomei Animation Culture Development Co., Ltd. (“Blue Hat Hunan”) a PRC company, engages in designing, producing, promoting and selling interactive toys with mobile games features, online interactive educational program, original intellectual property and peripheral derivatives features worldwide.

On September 10, 2018, the Company established its wholly owned subsidiary, Pingxiang Blue Hat Technology Co. Ltd. (“Blue Hat Pingxiang”), a PRC company. Blue Hat Pingxiang also engages in designing, producing, promoting and selling interactive toys with mobile games features, original intellectual property and peripheral derivatives features worldwide.

On February 2021, the Blue Hat WFOE acquired additional 51.5% of Fujian Youth Hand in Hand Educational Technology Co., Ltd (“Fujian Youth”), and Fujian Youth is owned 48.5% by Blue Hat Fujian. On March 24 2021, a wholly owned subsidiary Fuzhou Qiande Educational Technology Co., Ltd (“Qiande”), a PRC company, was established under Fujian Youth.

On February 20, 2021 and June 29, 2021, the Company established its wholly owned subsidiaries, Xiamen Bluehat Research Institution of Education Co., Ltd (“Bluehat Research”) and Fujian Lanyun Canghai Technology Co., Ltd (“Fujian Lanyun”), each a PRC company. On November 15, 2021, the Company deregistered Shenyang Qimengxing Trading Co., Ltd.

During 2021, the Company disposed Xunpusen (Xiamen) Technology Co., Ltd (“Xunpusen”), and Xiamen Jiuqiao Technology Co., Ltd (“Jiuqiao”).

On November 13, 2018, Blue Hat Cayman completed a reorganization of entities under common control of its then existing shareholders, who collectively owned all of the equity interests of Blue Hat Cayman prior to the reorganization. Blue Hat Cayman, Blue Hat BVI, and Blue Hat HK were established as the holding companies of Blue Hat WFOE. Blue Hat WFOE is the primary beneficiary of Blue Hat Fujian and its subsidiaries, and all of these entities included in Blue Hat Cayman are under common control which results in the consolidation of Blue Hat Fujian and subsidiaries which have been accounted for as a reorganization of entities under common control at carrying value. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of Blue Hat Cayman.

On January 25, 2021, Blue Hat Cayman acquired 100% equity interest of Fresh Joy Entertainment Limited (“Fresh Joy”) which was established on January 7, 2020, a limited company established under the laws of the Cayman Islands through its affiliated Hong Kong Xinyou Entertainment Company (“Xinyou Entertainment”) which was established in Hong Kong on August 18, 2020. Xinyou Entertainment is also a holding company holds all the equity of Fujian Xinyou Technology Co., Ltd (“Xinyou Technology”) which was a PRC company established on September 29, 2020. Xinyou Technology signed a series of VIE agreements with its fully owned Fujian Roar Game Technology Co., Ltd (“Fujian Roar Game”), a PRC company established on December 6, 2019, and Fujian Roar Game holds 51% equity of Fuzhou Csfctech Co., Ltd (“Fuzhou CSFC”) and 100% equity of Fuzhou UC71 Co., Ltd (“Fuzhou UC71”), each a PRC company established on August 5, 2011, and October 25, 2016 respectively.

On October 17, 2021, the Company deregistered Chongqing Lanhui Technology Co. Ltd.

On September 30, 2022, Blue Hat Group acquired 100% of Xiamen Shengruihao (“Shengruihao”) Technology Co., Ltd, a PRC company established on June 30, 2021.

On May 10, 2022, the Company has authorized and approved a 1-for-10 reverse stock split of the Company’s authorized (issued and unissued) shares of ordinary shares, effective May 27, 2022. The reverse stock split would be reflected in December 31, 2022, and December 31, 2021 statements of changes in stockholders’ equity, and in per share data for all period presented.

The accompanying consolidated financial statements reflect the activities of Blue Hat Cayman and each of the following entities:

Name	Background	Ownership
Brilliant Hat Limited	● A British Virgin Islands company ● Incorporated on June 26, 2018 ● A holding company	100% owned by Blue Hat Interactive Entertainment Technology

Blue Hat Interactive Entertainment Technology Limited	● A Hong Kong company ● Incorporated on June 26, 2018 ● A holding company	100% owned by Brilliant Hat Limited

Xiamen Duwei Consulting Management Co., Ltd.	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”). ● Incorporated on July 26, 2018 ● Registered capital of $20,000,000 ● A holding company.	100% owned by Blue Hat Interactive Entertainment Technology Limited.

Fujian Blue Hat Group Co. Ltd.	● A PRC limited liability company ● Incorporated on August 23, 2021. ● A holding company	100% owned by Blue Hat Interactive Entertainment Technology Limited.

Fujian Blue Hat Interactive Entertainment Technology Ltd.	● A PRC limited liability company ● Incorporated on January 7, 2010 ● Registered capital of $4,697,526 (RMB 31,054,000). ● Designing, producing, promoting and selling animated toys with mobile	VIE of Xiamen Duwei Consulting Management Co., Ltd

Fujian Youth Hand in Hand Educational Technology Co., Ltd.

● A PRC limited liability company, acquired on February 2021.

● Incorporated on September 18, 2017

● Registered capital of $3,106,214 (RMB 20,100,000)

● Educational consulting service and sports related.

51.5% owned by Xiamen Duwei Consulting Management Co., Ltd. 48.5% owned by Fujian Blue Hat Interactive Technology Co., Ltd.

Hunan Engaomei Animation Culture Development Co., Ltd.

● A PRC limited liability company

● Incorporated on October 19, 2017

● Registered capital of $302,540 (RMB 2,000,000)

● Designing, producing, promoting and selling animated toys with mobile games features, original intellectual property and peripheral derivatives features.

100% owned by Fujian Blue Hat Interactive Technology Co., Ltd.

Pingxiang Blue Hat Technology Co. Ltd.	● A PRC limited liability company ● Incorporated on September 10, 2018 ● Registered capital of $302,540 (RMB 2,000,000) ● Designing, producing, promoting and selling animated toys with mobile	100% owned by Fujian Blue Hat Interactive Technology Ltd.

Xiamen Bluehat Research Institution of Education Co., Ltd	● A PRC limited liability company ● Incorporated on February 20, 2021 ● Information Technology consulting service	100% owned by Xiamen Duwei Consulting Management Co., Ltd.

Fujian Lanyun Canghai Technology Co., Ltd.	● A PRC limited liability company ● Incorporated on June 29, 2021 ● Software development, promoting and selling of toys and stationery	100% owned by Fujian Blue Hat Interactive Entertainment Technology Ltd

Fuzhou Qiande Educational Technology Co., Ltd.	● A PRC limited liability company ● Incorporated on March 24, 2021 ● Information Technology consulting service	100% owned by Fujian Youth Hand in Hand Educational Technology Co., Ltd.

Fresh Joy Entertainment Ltd	● A British Virgin Islands company, acquired on January 25, 2021 ● Incorporated on January 7, 2020 ● A holding company	100% owned by Fujian Lanyun Canghai Technology Co., Ltd.

Hong Kong Xinyou Entertainment Company	● A Hong Kong company, acquired on January 25, 2021 ● Incorporated on August 18, 2020 ● A holding company	100% owned by Fresh Joy Entertainment Ltd

Fujian Xinyou Technology Co., Ltd.	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”), acquired on January 25, 2021 ● Incorporated on September 29, 2020 ● A holding company	100% owned by Hong Kong Xinyou Entertainment Limited.

Fujian Roar Game Technology Co. Ltd.	● A PRC limited liability company, acquired on January 25, 2021 ● Incorporated on December 6, 2019 ● Designing, producing, promoting and selling animated toys with mobile	VIE of Fujian Xinyou Technology Co., Ltd.

Fuzhou UC71 Co., Ltd.	● A PRC limited liability company ● Incorporated on October 25, 2016 ● Registered capital of $1,854,456 (RMB 12,000,000) ● Software development, Information technology consulting service	100% owned by Fujian Roar Game Technology Co., Ltd

Fuzhou CSFCTECH Co. Ltd.

● A PRC limited liability company, acquired on January 25, 2021

● Incorporated on August 5, 2011

● Registered capital of $3,001,159 (RMB 20,000,000)

● Software development, animation design and web design

51% owned by Fujian Roar Game Technology Co., Ltd .

Xiamen Shengruihao Technology Co., Ltd

● A PRC limited liability company, acquired on September 30, 2022

● Incorporated on June 30, 2021

● Registered capital of $ 4,463,754 (RMB 30,000,000)

● Software development, animation design and web design

100% owned by Fujian Blue Hat Group Co. Ltd.

Contractual Arrangements

Due to legal restrictions on foreign ownership and investment in, among other areas, the production, development and operation of AR interactive entertainment games and toys in China, including interactive educational materials, mobile games, and toys with mobile game features, the Company operates its businesses in which foreign investment is restricted or prohibited in the PRC through certain PRC domestic companies. As such, Blue Hat Fujian and Fujian Roar Game are controlled through contractual arrangements in lieu of direct equity ownership by the Company or any of its subsidiaries. Such contractual arrangements consist of a series of three agreements, along with shareholders’ powers of attorney (“POAs”) and irrevocable commitment letters (collectively the “Contractual Arrangements”).

The significant terms of the Contractual Arrangements are as follows:

Exclusive Business Cooperation Agreements

Pursuant to the exclusive business cooperation agreement between variables interest entities, including Blue Hat WFOE and Blue Hat Fujian, Fresh Joy and Fujian Roar, variable interest entities equity holders has the exclusive right to provide our wholly owned entities with technical support services, consulting services and other services, including technical support, technical assistance, technical consulting, and professional training necessary for our wholly owned entities’ operation, network support, database support, software services, business management consulting, grant use rights of intellectual property rights, lease hardware and device, provide system integration service, research and development of software and system maintenance, provide labor support and to develop the related technologies based on wholly owned entities’ needs. In exchange, variable interest entities equity holders are entitled to a service fee that equals to all of the consolidated net income after offsetting previous year’s loss (if any) of wholly owned entity. The service fee may be adjusted by variable interest entity equity holders based on the actual scope of services rendered by variable interest entities equity holders and the operational needs and expanding demands of our wholly owned entities.

Pursuant to the exclusive business cooperation agreement, variable interest entities equity holders have the unilateral right to adjust the service fee at any time, and our wholly owned entities have no right to adjust the service fee. We believe that such conditions under which the service fee may be adjusted will be primarily based on the needs of our wholly owned entities to operate and develop its business in the augmented reality market. For example, if wholly owned entities need to expand its business, increase research input or consummate mergers or acquisitions in the future, variable interest entities equity holders have the right to decrease the amount of the service fee, which would allow our wholly owned entities to have additional capital to operate and develop its business in the augmented reality market.

The exclusive business cooperation agreement remains effective for 10 years, and shall be automatically renewed for one year at the expiration date of the validity term. However, variable interest entity equity holders have the right to terminate this agreement upon giving 30 days’ prior written notice to wholly owned entity at any time.

Call Option Agreements

Pursuant to the call option agreements, among variable interest entities equity holders, our wholly owned entities and the shareholders who collectively owned all of the wholly owned subsidiaries, such shareholders jointly and severally grant variable interest entities equity holders an option to purchase their equity interests in our wholly owned entities. The purchase price shall be the lowest price then permitted under applicable PRC laws. Variable interest entities equity holders or the designated person may exercise such option at any time to purchase all or part of the equity interests in wholly owned entity until they have acquired all equity interests of our wholly owned entity, which is irrevocable during the term of the agreements.

The call option agreements remain in effect until November 13, 2028 and December 2030 for Blue Hat Fujian and Fujian Roar Game respectively, and shall be automatically renewed for one year at the expiration date of the validity term. However, variable interest entity equities holders have the right to terminate these agreements upon giving 30 days’ prior written notice to our wholly owned entities at any time.

Equity Pledge Agreements

Pursuant to the equity pledge agreement, among variable interest entities equity holders, our wholly owned entities, and the shareholders who collectively owned all of our wholly owned entities, such shareholders pledge all of the equity interests in our wholly owned entities to variable interest entities equity holders as collateral to secure the obligations of our wholly owned entities under the exclusive business cooperation agreements and call option agreements. These shareholders are prohibited from transferring the pledged equity interests without the prior consent of variable interest entities equity holders unless transferring the equity interests to Blue Hat WFOE, Fresh Joy or its designated person in accordance to the call option agreements.

The equity pledge agreements shall come into force the date on which the pledged interests is recorded, under our wholly owned entity register of shareholders and is registered with competent administration for industry and commerce of our wholly owned subsidiary until all of the liabilities and debts to variable interest entities equity holders have been fulfilled completely by our wholly owned entity. Our wholly owned entities and the shareholders who collectively owned all of our wholly owned entities shall not terminate these agreements in any circumstance for any reason. However, variable interest entities equity holders have the right to terminate these agreements upon giving 30 days’ prior written notice to our wholly owned entities at any time.

Shareholders’ Powers of Attorney (“POAs”)

Pursuant to the shareholders’ POAs, the shareholders of our wholly owned entity give variable interest entities equity holders an irrevocable proxy to act on their behalf on all matters pertaining to our wholly owned entities and to exercise all of their rights as shareholders of our wholly owned entities, including the right to attend shareholders meeting, to exercise voting rights and all of the other rights, and to sign transfer documents and any other documents in relation to the fulfillment of the obligations under the call option agreements and the equity pledge agreements. The shareholders’ POAs shall remain in effect while the shareholders of our wholly owned entities hold the equity interests in our wholly owned entities.

Irrevocable Commitment Letters

Pursuant to the irrevocable commitment letters, the shareholders of our wholly owned entities commit that their spouses or inheritors have no right to claim any rights or interest in relation to the shares that they hold in our wholly owned entities and have no right to impose any impact on the daily managing duties of our wholly owned entities, and commit that if any event which refrains them from exercising shareholders’ rights as a registered shareholder, such as death, incapacity, divorce or any other event, could happen to them, the shareholders of our wholly owned entity will take corresponding measures to guarantee the rights of other registered shareholders and the performance of the Contractual Arrangements. The letters are irrevocable and shall not be withdrawn without the consent of variable interest entity equities holders.

Based on the foregoing contractual arrangements, which grant variable interest entity equity holders effective control of our wholly owned entity and enable variable interest entity equity holders to receive all of their expected residual returns, the Company accounts for Blue Hat Fujian and Fujian Roar Game as VIE. Accordingly, the Company consolidates the accounts of Blue Hat Fujian and Fujian Roar Game for the periods presented herein, in accordance with Regulation S-X-3A-02 promulgated by the Securities Exchange Commission (“SEC”), and Accounting Standards Codification (“ASC”) 810-10, Consolidation.